Material accounting policies information - Summary Of Useful Life For Property, Plant And Equipment (Details)	12 Months Ended
Jun. 30, 2025
Computers and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property plant and equipment	3 years
Computers and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property plant and equipment	5 years
Fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property plant and equipment	5 years